Retirement Benefit Obligations - Summary of Actuarial Value of Liabilities (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Recoverable deficit in schemes	€ (424)	€ (377)
Related deferred income tax asset	95	72
Net pension liability	(329)	(305)
Eurozone [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Net pension liability	(113)	(168)
Switzerland [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Net pension liability	(17)	(30)
United States and Canada [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Net pension liability	(162)	(68)
Other [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Net pension liability	(37)	(39)
Defined pension liabilities [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Actuarial value of liabilities	(3,337)	(2,999)
Defined pension liabilities [member] | Eurozone [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Actuarial value of liabilities	(1,318)	(1,384)
Defined pension liabilities [member] | Switzerland [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Actuarial value of liabilities	(829)	(819)
Defined pension liabilities [member] | United States and Canada [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Actuarial value of liabilities	(946)	(540)
Defined pension liabilities [member] | Other [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Actuarial value of liabilities	€ (244)	€ (256)